Acquisition (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Purchase Price
Cash at closing	$ 250,000
Convertible note, net of discount	204,852
Total Purchase Price	454,852
Assets Acquired and Liabilities Assumed:
Cash	11,448
Accounts receivable	42,010
Property and equipment	722,473
Accounts payable and accruals	(4,942)
Non-controlling interest	(308,396)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	462,593
Bargain purchase gain on acquisition of Albania	(7,741)
Total Purchase Price	$ 454,852